S000093069 [Member] Performance Management - AMG GW&K Securitized Bond SMA Shares	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
This section would normally include a bar chart and a table showing how the Fund has performed and how its performance has varied from year to year. Because the Fund has not yet completed a full calendar year of operations as of the date of this Prospectus, the bar chart and table are not shown. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. The Fund is only offered to participants in certain managed account programs, and the Fund’s performance will differ from the performance of a client’s overall managed account. For more information about your managed account’s performance, contact the Subadviser or your Program Sponsor.

Performance Past Does Not Indicate Future [Text]	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Performance Information Illustrates Variability of Returns [Text]	This section would normally include a bar chart and a table showing how the Fund has performed and how its performance has varied from year to year.
Performance One Year or Less [Text]	Because the Fund has not yet completed a full calendar year of operations as of the date of this Prospectus, the bar chart and table are not shown.